INCOME TAXES (Details - Deferred income tax) - USD ($)	Jul. 31, 2025	Oct. 31, 2024
Income Tax Disclosure [Abstract]
Net operating loss carryover	$ 0	$ 9,178
Less: valuation allowance	0	(9,178)
Net deferred tax asset	$ 0	$ 0